Property and Equipment, Net	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

Note 7 - Property and Equipment, Net

Property and equipment as of December 31, 2014 and 2013 was as follows:

		December 31,
	Life	2014	2013
Manufacturing equipment	3-5 years	$599,000	$599,000
Research equipment	5 years	37,000	37,000
Computer equipment	3-4 years	59,000	59,000
Furniture and fixtures	7 years	39,000	39,000
Property and equipment, gross		734,000	734,000
Less: accumulated depreciation		733,000	727,000
Property and equipment, net		$1,000	$7,000

Depreciation expense for each of the years ended December 31, 2014 and 2013 was approximately $6,000 and $9,000, respectively.

During 2013, the Company sold fully depreciated equipment totaling approximately $3,000 which is reflected as gain on sale of equipment on the consolidated statements of operations and comprehensive loss.